SOLAR POWER SYSTEMS, NET	12 Months Ended
Dec. 31, 2023
Solar Power Systems Net
SOLAR POWER SYSTEMS, NET

NOTE 8 — SOLAR POWER SYSTEMS, NET

Solar power systems, net consist of the following:

	December 31,	December 31,
	2023	2022
Solar power systems in operation	525,003	346,568
Solar power systems under construction	84,975	136,149
Subtotal	609,978	482,717
Less: accumulated depreciation	(133,200)	(121,295)
Solar power systems, net	476,778	361,422

Certain solar power systems were pledged to secure the Company’s loans, see Note 10.

Depreciation expense was JPY43,707, JPY22,566 and nil for the years ended December 31, 2023, 2022 and 2021, respectively.